Future Aggregate Minimum Payments For Service Agreements (Detail) (Service Agreement, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Service Agreement
Other Commitments [Line Items]
2014	$ 214
2015	251
2016	42
Other Commitment, Total	$ 507